Trade and Other Receivables - Summary of Movements in Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
At start of year	£ 99	£ 88
Charge for the year	17	19
Trade receivables written off	(8)	(8)
Exchange translation differences	(2)	0
At end of year	£ 106	£ 99